Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Real estate investments:
Land	$ 182,313	$ 183,651	$ 168,065
Building and improvements	2,102,743	2,044,113	1,803,190
Lease intangibles	360,937	352,884	320,419
Property held for sale, net	21,138	0
Real estate investments, gross	2,667,131	2,580,648	2,291,674
Accumulated depreciation and amortization	(392,102)	(349,118)	(253,335)
Real estate investments, net	2,275,029	2,231,530	2,038,339
Real estate notes receivable, net	20,000	20,000	57,459
Cash and cash equivalents	120,871	15,956	69,491
Restricted cash and escrow deposits	18,268	17,623	16,718
Receivables and other assets, net	97,289	84,970	69,100
Other intangibles, net	42,237	44,011	40,522
Non-real estate assets of property held for sale, net	1,059	0
Total assets	2,574,753	2,414,090	2,291,629
Liabilities:
Debt, net	1,114,204	1,037,359	639,149
Accounts payable and accrued liabilities	71,661	63,443	47,801
Derivative financial instruments - interest rate swaps	2,065	9,370	1,792
Security deposits, prepaid rent and other liabilities	28,966	24,450	19,930
Intangible liabilities, net	10,823	11,309	11,832
Total liabilities	1,227,719	1,145,931	720,504
Commitments and contingencies
Redeemable noncontrolling interest of limited partners	1,844	1,960	2,198
Partners’ Capital:
Limited partners' capital	14,403	11,663	1,417
General partners' capital	1,330,787	1,254,536	1,567,510
Total partners’ capital	1,345,190	1,266,199	1,568,927
Total liabilities and partners’ capital	$ 2,574,753	$ 2,414,090	$ 2,291,629